Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Registrant Name	Algoma Steel Group Inc.
Entity Central Index Key	0001860805
Entity File Number	001-40924
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	105 West Street
Entity Address, State or Province	ON
Entity Address, City or Town	Sault Ste. Marie
Entity Address, Country	CA
Entity Address, Postal Zip Code	P6A 7B4
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	147,957,787
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, Ontario, Canada
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	John Naccarato
Entity Address, Address Line One	105 West Street
Entity Address, State or Province	ON
Entity Address, City or Town	Sault Ste. Marie
Entity Address, Country	CA
Entity Address, Postal Zip Code	P6A 7B4
City Area Code	705
Local Phone Number	945-2351
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ASTL
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	ASTLW
Security Exchange Name	NASDAQ